FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 2,902
Recognized in other comprehensive income/(loss)	(52)	$ 883	$ (1,082)
Ending balance	3,069	2,902
Significant unobservable inputs (Level 3)
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,902	1,553
Acquisitions	252	240
Recognized in other comprehensive income/(loss)	(67)	1,104
Exchange difference on translation	(18)	5
Ending balance	$ 3,069	$ 2,902	$ 1,553